SUBSEQUENT EVENTS (Details) - Placement Agent Warrants [Member]	12 Months Ended
Sep. 30, 2021 shares
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	0
Warrants issued to purchase shares	1,071,429